Selected Quarterly Financial Data (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selected Quarterly Financial Data (unaudited)
Total revenue										$ 0	$ 0
Total operating expenses	$ 17,001	$ 10,983	$ 8,286	$ 6,754	$ 6,389	$ 8,375	$ 6,401	$ 5,738	$ 5,391	32,412	25,905	$ 10,573
Other income (expense), net:	542	452	(1,730)	(48)	29	9	10	8	6	(1,297)	33	(500)
Net loss and comprehensive loss	(16,459)	(10,531)	(10,016)	(6,802)	(6,360)	(8,366)	(6,391)	(5,730)	(5,385)	(33,709)	(25,872)	(11,073)
Net loss attributable to common stockholders	$ (16,459)	$ (10,619)	$ (11,429)	$ (8,008)	$ (7,526)	$ (9,172)	$ (7,191)	$ (6,528)	$ (6,183)	$ (37,582)	$ (29,074)	$ (12,000)
Net loss attributable to common stockholders per common share, basic and diluted	$ (0.60)	$ (0.41)	$ (1.78)	$ (0.78)	$ (0.74)	$ (0.90)	$ (0.71)	$ (0.64)	$ (0.61)	$ (2.83)	$ (2.85)	$ (1.18)